Mezzanine Equity and Stockholders' Deficiency - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares issued	4,832,409	4,832,409	5,878,352
Shares outstanding	4,832,409	4,832,409	5,878,352
Liquidation preference	$ 400,317	$ 403,361	$ 281,900
Recorded amount	$ 192,184	$ 183,390	$ 182,656
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued			694,498
Shares outstanding			694,498
Liquidation preference			$ 22,841
Recorded amount			$ 21,456
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued			351,445
Shares outstanding			351,445
Liquidation preference			$ 11,559
Recorded amount			$ 10,858
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued	4,832,409	4,832,409	4,832,409
Shares outstanding	4,832,409	4,832,409	4,832,409
Liquidation preference	$ 400,300	$ 403,361	$ 247,500
Recorded amount		$ 183,390	$ 150,342